PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Prepaid expenses and other current assets	¥ 4,566	¥ 693
Non-current assets:
Total assets	425,173	186,331
Current liabilities:
Amounts due to related parties	7,734	680
Accrued expenses and other current liabilities	84,250	79,532
Total current liabilities	326,755	243,130
Non-current liabilities:
Other non-current liabilities	39,757	15,496
Total liabilities	404,191	258,626
Commitments and contingencies
EQUITY (DEFICIT):
Treasury shares (6,712,694 shares as of December 31, 2019)	(46)
Capital deficit	(135,179)
Retained earnings	155,324
Accumulated other comprehensive income	220	227
Total equity (deficit)	20,982	(72,295)
Total liabilities and equity (deficit)	425,173	186,331
Fang | Reportable Legal Entities
Current assets:
Prepaid expenses and other current assets		2
Non-current assets:
Investments in subsidiaries and consolidated VIE		22,762
Total assets		22,764
Current liabilities:
Amounts due to related parties		338
Accrued expenses and other current liabilities		70
Total current liabilities		408
Non-current liabilities:
Other non-current liabilities		1,374
Total liabilities		1,782
Commitments and contingencies
EQUITY (DEFICIT):
Treasury shares (6,712,694 shares as of December 31, 2019)		(46)
Capital deficit		(135,179)
Retained earnings		155,324
Accumulated other comprehensive income		220
Total equity (deficit)		20,982
Total liabilities and equity (deficit)		22,764
Class A ordinary shares
EQUITY (DEFICIT):
Ordinary shares	500
Class A ordinary shares | Fang | Reportable Legal Entities
EQUITY (DEFICIT):
Ordinary shares		500
Class B ordinary shares
EQUITY (DEFICIT):
Ordinary shares	¥ 163
Class B ordinary shares | Fang | Reportable Legal Entities
EQUITY (DEFICIT):
Ordinary shares		¥ 163